Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Certain risks and concentration
Net revenues	$ 341,497	$ 238,782	$ 186,371
Costs of revenues (including transactions with related parties of nil, nil and USD87 for the years ended December 31, 2020, 2021 and 2022, respectively)	(200,054)	(118,603)	(92,637)
Operating expenses	(131,378)	(124,502)	(112,527)
Net (loss)/income attributable to Xunlei Limited	21,463	1,191	(13,840)
VIEs
Certain risks and concentration
Net (loss)/income attributable to Xunlei Limited	11,136	2,913	(10,673)
VIEs | Third-party
Certain risks and concentration
Net revenues	301,853	228,736	186,679
Costs of revenues (including transactions with related parties of nil, nil and USD87 for the years ended December 31, 2020, 2021 and 2022, respectively)	(171,116)	(109,722)	(92,388)
Operating expenses	(115,578)	(110,367)	(101,421)
VIEs | Inter-company
Certain risks and concentration
Operating expenses	$ (4,863)	$ (8,032)	$ (7,177)